Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,182,000
Previously Paid Amount	0.00
Total Fee Amount	793.36
Total Offset Amount	0.00
Net Fee	793.36
Narrative - Max Aggregate Offering Price	$ 5,182,000
Final Prospectus	true